Finance Debt - Balance by Type of Finance Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Financing	$ 84,175		$ 109,046
Finance debt, current	3,667		7,001
Finance debt, non-current	80,508	$ 102,286	102,045
Brazil member
Disclosure of detailed information about borrowings [line items]
Financing	16,251		21,930
Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	67,924		87,116
Banking market [member] | Brazil member
Disclosure of detailed information about borrowings [line items]
Financing	9,576		12,672
Banking market [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	24,124		31,265
Capital market [member] | Brazil member
Disclosure of detailed information about borrowings [line items]
Financing	3,320		3,649
Capital market [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	39,627		51,912
Development banks [member] | Brazil member
Disclosure of detailed information about borrowings [line items]
Financing	3,346		5,571
Development banks [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	41
Other Debt [member] | Brazil member
Disclosure of detailed information about borrowings [line items]
Financing	9		38
Other Debt [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	251		269
Export Credit Agencies [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 3,881		$ 3,670